INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

10.INCOME TAXES

Income tax expense consists of the following components:

	For the Year Ended
(In thousands)	2014	2013	2012

Current:
Federal	$1,769	$1,381	$340
State	1,014	86	1,078

Total current expense	2,783	1,467	1,418

Deferred:
Federal	8,136	15,929	1,998
State	2,108	116	(2,755)

Total deferred expense (benefit)	10,244	16,045	(757)

Total income tax expense	$13,027	$17,512	$661

The following is a reconciliation of the federal statutory tax rate to the effective tax rate for the years ended December 31, 2014, 2013 and 2012:

	For the Year Ended
(In percentages)	2014	2013	2012

Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.2	1.7	(12.8)
Transaction costs	2.6	—	14.9
Other permanent differences	0.4	—	(1.1)
Change in uncertain tax positions	—	(1.7)	—
Change in deferred tax rate	7.4	—	(19.7)
Valuation allowance	(0.7)	—	—
Provision to return	—	1.3	(4.2)
Other	(0.1)	0.6	(0.4)

	45.8%	36.9%	11.7%

Deferred Taxes

The components of the net deferred tax liability are as follows:

	Year Ended December 31,
(In thousands)	2014	2013

Current deferred tax assets:
Reserve for uncollectible accounts	$1,062	$615
Accrued vacation pay deducted when paid	2,381	2,196
Accrued expenses and deferred revenue	9,931	5,149

	13,374	7,960
Non-current deferred tax assets:
Net operating loss carryforwards	12,591	18,809
Pension and postretirement obligations	46,829	28,072
Stock-based compensation	998	495
Derivative instruments	276	1,004
Financing costs	2,151	1,503
Tax credit carryforwards	4,193	3,143
Other	28	—

	67,066	53,026
Valuation allowance	(1,738)	(535)

Net non-current deferred tax assets	65,328	52,491

Non-current deferred tax liabilities:
Goodwill and other intangibles	(45,457)	(28,515)
Basis in investment	(282)	(38)
Partnership investments	(25,813)	(25,523)
Property, plant and equipment	(240,441)	(178,274)

	(311,993)	(232,350)

Net non-current deferred taxes	(246,665)	(179,859)

Net deferred income tax liabilities	$(233,291)	$(171,899)

Deferred income taxes are provided for the temporary differences between assets and liabilities recognized for financial reporting purposes and assets and liabilities recognized for tax purposes.  The ultimate realization of deferred tax assets depends upon taxable income during the future periods in which those temporary differences become deductible.  To determine whether deferred tax assets can be realized, management assesses whether it is more likely than not that some portion or all of the deferred tax assets will not be realized, taking into consideration the scheduled reversal of deferred tax liabilities, projected future taxable income and tax-planning strategies.

Based upon historical taxable income, taxable temporary differences, available and prudent tax planning strategies and projections for future pre-tax book income over the periods that the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these temporary differences.  However, management may reduce the amount of deferred tax assets it considers realizable in the near term if estimates of future taxable income during the carryforward period are reduced. Estimates of future taxable income are based on the estimated recognition of taxable temporary differences, available and prudent tax planning strategies, and projections of future pre-tax book income.  The amount of estimated future taxable income is expected to allow for the full utilization of the net operating loss (“NOL”) carryforward, as described below.

Consolidated and its wholly owned subsidiaries, which file a consolidated federal income tax return, estimates it has available federal NOL carryforwards at December 31, 2014, of $21.0 million and related deferred tax assets of $7.4 million. The federal NOL carryforwards expire from 2031 to 2032.  In 2014, management no longer believes that the future utilization is uncertain and has released the full $1.5 million valuation allowance and related deferred tax asset of $0.5 million maintained against the Federal NOL carryforwards subject to separate return limitation year restrictions.  The tax benefits recognized related to the reversal of the valuation allowance were accounted for as a reduction of income tax expense.

ETFL, a nonconsolidated subsidiary for federal income tax return purposes, estimates it has available NOL carryforwards at December 31, 2014, of $2.1 million and related deferred tax assets of $0.7 million. ETFL’s federal NOL carryforwards expire from 2020 to 2024.

We estimate that we have available state NOL carryforwards at December 31, 2014, of $107.7 million and related deferred tax assets of $4.5 million.  The state NOL carryforwards expire from 2016 to 2034. Management believes that the future utilization of $26.9 million and related deferred tax asset of $1.4 million is uncertain and has placed a valuation allowance on this amount of the available state NOL carryforwards.  The related NOL carryforwards expire from 2018 to 2025.  The valuation allowance was recorded as a result of the acquisition of Enventis on October 16, 2014.  If or when recognized, the tax benefits related to any reversal of the valuation allowance will be accounted for as a reduction of income tax expense.

We estimate that we have available federal alternative minimum tax (“AMT”) credit carryforwards at December 31, 2014, of $1.3 million and related deferred tax assets of $1.3 million.  The AMT credits are available to offset future tax liabilities only to the extent that the Company has regular tax liabilities in excess of AMT tax liabilities. The federal AMT credit carryforward does not expire.

We estimate that we have available state tax credit carryforwards at December 31, 2014, of $4.5 million and related deferred tax assets of $2.9 million.  The state tax credit carryforwards are limited annually and expire from 2016 to 2027.  Management believes that the future utilization of $0.5 million and related deferred tax asset of $0.3 million is uncertain and has placed a valuation allowance on this amount of available state tax credit carryforwards.  The related state tax credit carryforwards expires from 2016 to 2019.  If or when recognized, the tax benefits related to any reversal of the valuation allowance will be accounted for as a reduction of income tax expense.

On September 13, 2013, Treasury and the Internal Revenue Service issued final regulations regarding the deduction and capitalization of expenditures related to tangible property. The final regulations under Internal Revenue Code Sections 162, 167 and 263(a) apply to amounts paid to acquire, produce, or improve tangible property as well as dispositions of such property and are generally effective for tax years beginning on or after January 1, 2014.  We are currently working through the implementation of the regulations for the 2014 income tax returns to be filed in 2015 and do not expect they will have a material impact on our consolidated results of operations, cash flows, or financial position.

Unrecognized Tax Benefits

Under the accounting guidance applicable to uncertainty in income taxes we have analyzed filing positions in all of the federal and state jurisdictions where we are required to file income tax returns as well as all open tax years in these jurisdictions.  This accounting guidance clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements; prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return; and provides guidance on description, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Our unrecognized tax benefits as of December 31, 2014 and 2013 were $0.2 million and $0, respectively.  Due to the acquisition of Enventis on October 16, 2014, the company recognized an increase in unrecognized tax benefits of $0.2 million.  The net amount of unrecognized benefits that, if recognized, would result in an impact to the effective rate is $0.2 million.

Our practice is to recognize interest and penalties related to income tax matters in interest expense and general and administrative expense, respectively.  During 2014 and 2013 we did not have a material liability for interest or penalties and had no material interest or penalty expense.

The periods subject to examination for our federal return are years 2010 through 2013.  The periods subject to examination for our state returns are years 2010 through 2013.  We are currently under examination by federal taxing authorities, but do not expect any settlement or payment that may result from the audits to have a material effect on our results of operations or cash flows.

We do not expect that the total unrecognized tax benefits and related accrued interest will significantly change due to the settlement of audits or the expiration of statute of limitations in the next twelve months. There were no material changes to these amounts during 2014 and there were no effects on the Company’s effective tax rate.

The following is a reconciliation of the unrecognized tax benefits for the years ended December 31, 2014 and 2013:

	Liability for
	Unrecognized
	Tax Benefits
(In thousands)	2014	2013

Balance at January 1	$—	$1,224
Additions for tax positions of acquisition	238	—
Additions for tax positions in the current year	—	—
Additions for tax positions of prior years	—	—
Settlements with taxing authorities	—	—
Reduction for lapse of federal statute of limitations	—	—
Reduction for lapse of state statute of limitations	—	(1,224)

Balance at December 31	$238	$—